Quarterly Report
September 30, 2019
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	179,866	$1,752,426
Airlines – 0.3%
Japan Airport Terminal Co. Ltd.	9,600	$418,115
Alcoholic Beverages – 5.7%
Ambev S.A., ADR	152,823	$706,042
China Resources Beer Holdings Co. Ltd.	154,000	819,413
Diageo PLC	75,498	3,093,975
Pernod Ricard S.A.	19,023	3,387,956
		$8,007,386
Apparel Manufacturers – 5.1%
Burberry Group PLC	39,310	$1,050,773
Kering S.A.	3,314	1,688,835
LVMH Moet Hennessy Louis Vuitton SE	11,013	4,377,121
		$7,116,729
Business Services – 6.6%
Accenture PLC, “A”	12,564	$2,416,686
Brenntag AG	20,717	1,002,574
Compass Group PLC	56,234	1,447,152
Experian PLC	74,611	2,384,269
Infosys Technologies Ltd., ADR	105,200	1,196,124
Intertek Group PLC	12,328	830,349
		$9,277,154
Computer Software – 3.9%
OBIC Co. Ltd.	7,400	$846,866
SAP SE	40,029	4,706,764
		$5,553,630
Computer Software - Systems – 3.4%
Amadeus IT Group S.A.	19,096	$1,367,876
Hitachi Ltd.	64,700	2,422,962
NICE Systems Ltd., ADR (a)	6,736	968,637
		$4,759,475
Construction – 0.7%
Toto Ltd.	27,000	$1,017,693
Consumer Products – 5.6%
Kao Corp.	14,700	$1,090,199
L'Oréal	14,229	3,984,237
Reckitt Benckiser Group PLC	35,774	2,790,466
		$7,864,902
Consumer Services – 0.5%
51job, Inc., ADR (a)	8,816	$652,384
Containers – 0.5%
Brambles Ltd.	92,530	$711,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.1%
Legrand S.A.	10,405	$742,605
Mettler-Toledo International, Inc. (a)	1,293	910,789
Prysmian S.p.A.	55,032	1,181,648
Schneider Electric SE	33,920	2,976,175
		$5,811,217
Electronics – 4.3%
Mellanox Technologies Ltd. (a)	9,278	$1,016,776
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,590	5,093,743
		$6,110,519
Energy - Independent – 1.3%
Caltex Australia Ltd.	28,022	$499,751
Oil Search Ltd.	261,450	1,297,946
		$1,797,697
Food & Beverages – 8.1%
Danone S.A.	42,862	$3,775,705
Nestle S.A.	70,832	7,684,674
		$11,460,379
Gaming & Lodging – 0.7%
Flutter Entertainment PLC	11,217	$1,049,560
Insurance – 3.4%
AIA Group Ltd.	507,000	$4,757,262
Internet – 2.9%
Alibaba Group Holding Ltd., ADR (a)	5,723	$957,057
Baidu, Inc., ADR (a)	15,666	1,609,838
NAVER Corp.	11,616	1,527,665
		$4,094,560
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	17,700	$1,101,697
Machinery & Tools – 2.2%
GEA Group AG	42,057	$1,135,458
Ritchie Bros. Auctioneers, Inc.	50,900	2,028,931
		$3,164,389
Major Banks – 1.1%
UBS Group AG	139,627	$1,585,065
Medical & Health Technology & Services – 1.5%
Alcon, Inc. (a)	6,989	$407,554
Fresenius Medical Care AG & Co. KGaA	24,590	1,653,676
		$2,061,230
Medical Equipment – 4.3%
EssilorLuxottica	21,706	$3,128,832
QIAGEN N.V. (a)	31,701	1,037,957
Terumo Corp.	57,700	1,857,073
		$6,023,862
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	156,278	$365,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	158,000	$779,718
Other Banks & Diversified Financials – 6.9%
AEON Financial Service Co. Ltd.	59,200	$895,735
Credicorp Ltd.	4,060	846,267
DBS Group Holdings Ltd.	104,400	1,881,657
Element Fleet Management Corp.	69,934	559,535
Grupo Financiero Banorte S.A. de C.V.	225,459	1,211,839
HDFC Bank Ltd.	182,712	3,164,578
Julius Baer Group Ltd.	18,426	816,390
Komercni Banka A.S.	9,980	337,398
		$9,713,399
Pharmaceuticals – 9.1%
Bayer AG	33,701	$2,376,220
Novartis AG	34,949	3,030,395
Novo Nordisk A.S., “B”	24,268	1,247,597
Roche Holding AG	21,265	6,188,487
		$12,842,699
Railroad & Shipping – 2.8%
Adani Ports and Special Economic Zone Ltd.	98,945	$577,945
Canadian National Railway Co.	36,870	3,313,138
		$3,891,083
Restaurants – 0.4%
Yum China Holdings, Inc.	14,031	$637,428
Specialty Chemicals – 8.5%
Akzo Nobel N.V.	24,663	$2,198,633
Croda International PLC	19,937	1,191,358
Kansai Paint Co. Ltd.	24,700	577,317
L'Air Liquide S.A.	16,456	2,342,471
Linde PLC	17,518	3,398,687
Sika AG	6,233	911,796
Symrise AG	14,286	1,388,313
		$12,008,575
Specialty Stores – 0.2%
Just Eat PLC (a)	34,526	$283,660
Telecommunications - Wireless – 0.3%
SoftBank Corp.	10,300	$403,903
Tobacco – 1.7%
ITC Ltd.	303,980	$1,116,241
Japan Tobacco, Inc.	58,200	1,275,330
		$2,391,571
Total Common Stocks		$139,466,726
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.09% (v)	354,927	$354,927

Other Assets, Less Liabilities – 0.7%		995,615
Net Assets – 100.0%		$140,817,268

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $354,927 and $139,466,726, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$26,403,935	$—	$—	$26,403,935
Switzerland	20,624,362	—	—	20,624,362
United Kingdom	14,824,426	—	—	14,824,426
Germany	13,300,962	—	—	13,300,962
Japan	3,362,673	8,544,219	—	11,906,892
United States	7,742,938	—	—	7,742,938
India	4,938,647	1,116,241	—	6,054,888
Canada	5,901,604	—	—	5,901,604
China	3,856,708	1,599,131	—	5,455,839
Other Countries	17,286,600	9,964,280	—	27,250,880
Mutual Funds	354,927	—	—	354,927
Total	$118,597,782	$21,223,871	$—	$139,821,653
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$468,227	$15,339,731	$15,453,145	$93	$21	$354,927
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,930	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
France	18.7%
Switzerland	14.6%
United Kingdom	10.5%
Germany	9.4%
Japan	8.4%
United States	6.6%
India	4.3%
Canada	4.2%
China	3.9%
Other Countries	19.4%